PLC Systems Inc.

10 Forge Park

Franklin, Massachusetts 02038

(508) 541-8800

November 19, 2010

Securities and Exchange Commission
100 F Street, North East
Washington, DC  20549-3030

Re:                               PLC Systems Inc.
Preliminary Proxy Statement
Filed November 19, 2010

Ladies and Gentlemen:

On behalf of PLC Systems Inc. (the “Company”), I am submitting this letter in connection with the filing of a Preliminary Proxy Statement pursuant to Schedule 14(a) of the Securities Act Exchange Act of 1934, as amended, and in accordance with the provisions of Rule 14a-6 promulgated thereunder.  Filed herewith via EDGAR is the preliminary proxy statement and form of proxy of the Company (the “Proxy Documents”), definitive copies of which the Company intends to release to its security holders on December 6, 2010.  For your convenience, we will supplementally provide the Staff via overnight courier five (5) copies of the Proxy Documents.

Please direct any general questions or comments concerning this letter, and any requests for additional information, to the undersigned at (508) 520-2551.  Thank you.

Sincerely yours,

/s/ James G. Thomasch
James G. Thomasch
Chief Financial Officer

Enclosures

cc:                                 Mark R. Tauscher, PLC Systems Inc.
Neil H. Aronson, Gennari Aronson, LLP